Common Shareholders' Equity (Details 1)								12 Months Ended
	Apr. 28, 2022	Dec. 29, 2021	Dec. 03, 2021	Oct. 29, 2021	Apr. 14, 2021 $ / shares	Dec. 02, 2020 $ / shares	Apr. 15, 2020 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 07, 2022 $ / shares	Apr. 13, 2022 $ / shares	Nov. 24, 2021 $ / shares	Oct. 06, 2021 $ / shares
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date		Dec. 29, 2022
Interim dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date				Oct. 29, 2021		Dec. 30, 2020		Dec. 29, 2022	Oct. 29, 2021	Dec. 30, 2020
Dividend per Share | (per share)						$ 56		$ 135.1		$ 56					$ 200
Year of dividend								2022	2021	2020
Final dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date	Apr. 28, 2022		Dec. 03, 2021		Apr. 23, 2021		Apr. 24, 2020		Apr. 28, 2022	Apr. 23, 2021	Apr. 24, 2020
Dividend per Share | (per share)					$ 139.16548		$ 179.95079		$ 200	$ 139.16548	$ 179.95079	$ 135.1	$ 200	$ 447
Year of dividend									2021	2020	2019
Eventual
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date									Dec. 03, 2021
Dividend per Share									$ 447